Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
Management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting no other items which require adjustment or disclosure other than those disclosed below.
On August 12, 2021, the Sponsor and the Company entered into a letter agreement (the “Letter Agreement”) pursuant to which the Sponsor agreed that if the Business Combination does not close on or before July 2, 2022, or if before such date the Business Combination Agreement is terminated, it will pay any costs and expenses incurred by the Company (the “Additional Expenses”) in excess of any expenses that are paid (i) with the Company’s working capital or (ii) with funds borrowed by the Company under the Working Capital Note; provided that the maximum amount of Additional Expenses payable by the Sponsor shall not exceed $15,000,000. Any amounts paid by the Sponsor under the Letter Agreement are non-interest bearing and unsecured. As of August 13, 2021, the Sponsor has not paid any amounts under the Letter Agreement.

Note 8—Subsequent Events On March 12, 2021, the Company borrowed $1,500,000 under the Working Capital Note. Effective March 30, 2021, the Sponsor agreed not to transfer its Private Placement Warrants.